CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net loss	$ (2,192,939)	$ (1,661,850)	$ (3,125,595)	$ (1,787,669)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and Amortization	20,503	15,530	40,206	61,024
Common Stock Issued in Exchange for Services				800,000
Common Stock Issued in Acquisition	270,900
Common Stock Issued for Sponsorship		2,578
Common Stock Issued for Sponsorship			2,578	34,388
Common Stock Issued for Compensation		476,000	476,002	290,100
Preferred Stock Issued for Compensation
Interest expense related to warrants on convertible debt	1,052,571	281,565	281,565
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(344,030)	(4,381)	73,581	(63,543)
Decrease (increase) in other receivable				(14,876)
Decrease (increase) in inventory	(92,447)	(27,924)	26,418	(619,405)
Decrease (increase) in prepaids	(10,244)			36,134
Decrease (increase) in intercompany transactions
Decrease (increase) in other current assets	(2,662)	(8,526)	(2,109)	(1,001)
Decrease (increase) in deposits				(6,500)
Decrease (increase) in right-of-use asset	74,261	(343,785)	(580,820)	(378,013)
Increase (decrease) in accounts payable	141,870	21,741	185,163	42,456
Increase (decrease) in credit card payable	(16,187)	5,300
Increase (decrease) in credit card payable			14,105	4,126
Increase (decrease) in accrued compensation	117,708	137,625	257,500
Increase (decrease) in accrued stock compensation			(3)
Increase (decrease) in accrued expenses	55,033	17,217	64,312	15,261
Increase (decrease) in derivative liability	124,369	148,628	361,152
Increase (decrease) in lease liability	(74,261)	324,918	555,822	357,171
Net cash provided by (used in) operating activities	(875,555)	(615,364)	(1,370,123)	(1,230,347)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(26,247)	(33,772)	(59,541)	(127,687)
Changes in goodwill	(1,275,938)
Common Stock Issued for Trademark				59,250
Changes in intellectual property	(7,604)	4,088	8,175	(81,750)
Investment				1,648
Net cash provided by (used in) investing activities	(1,309,789)	(29,684)	(51,366)	(148,539)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Proceeds from shareholder payable
Changes in note payable - related party	(6,000)	(6,000)	(12,000)	60,000
Changes in line of credit - related party	3,000	325,500
Changes in note payable - acquisition	624,360
Changes in line of credit - related party			403,000	1,092,151
Changes line of credit				255,000
Changes in convertible debt	1,522,984	250,000	1,012,274
Changes in PPP note payable	22,326	95,161	95,161
Net cash provided by (used in) financing activities	2,166,670	664,661	1,498,435	1,407,151
Net cash increase for period	(18,674)	19,613	76,945	28,265
Cash at beginning of period	113,168	36,223	36,223	7,958
Cash at end of period	94,494	55,836	113,168	36,223
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	2,275
Cash paid for interest	$ 34,941	$ 35,877	35,877	5,158
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares of Common Stock Returned				$ 186,500